INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net income before taxes	$ 109,253	$ 56,496	$ 39,486
Statutory tax expenses	13,110	6,780	5,042
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	88	130	144
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(448)	(199)	(131)
Change in tax reserve for uncertain tax positions	(713)	1,806	850
Effect of foreign operations taxed at various rates	3,249	1,381	1,173
Foreign Derived Intangible Income benefit	(1,785)	(526)	(768)
Tax credits	(1,592)	(1,526)	(777)
Trapped Profits agreement net effect	3,716	0	0
Adjustments for previous year's tax	(113)	249	(2,121)
Change in valuation allowance	601	413	898
Other	39	81	5
Total reconciling items	3,042	1,809	(727)
Actual tax expenses	$ 16,152	$ 8,589	$ 4,315